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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.6%
		Australia: 6.9%
123,907		Allco Finance Group Ltd.	$740,279
24,950		Australia & New Zealand Banking Group Ltd.	623,282
289,812		Australian Wealth Management Ltd.	695,471
16,450		BHP Billiton Ltd.	627,073
47,000		Billabong International Ltd.	623,600
13,000		Commonwealth Bank of Australia	688,146
519,106		Emeco Holdings Ltd.	529,508
160,229		John Fairfax Holdings Ltd.	672,248
8,842		Macquarie Group Ltd.	627,048
159,680		Metcash Ltd.	618,393
20,671		National Australia Bank Ltd.	701,346
107,367		OneSteel Ltd.	631,990
520,743		Sigma Pharmaceuticals Ltd.	754,264
36,699		Suncorp-Metway Ltd.	608,153
17,799		Wesfarmers Ltd.	685,522
25,847		Westpac Banking Corp.	650,117
			10,476,440
		Austria: 0.8%
40,000		Telekom Austria AG	1,167,694
			1,167,694
		Bahamas: 0.5%
28,100	@	Teekay LNG Partners LP	833,165
			833,165
		Belgium: 2.0%
22,200		Belgacom SA	1,158,116
40,600		Fortis	1,084,217
5,000		Solvay SA	741,350
			2,983,683
		Bermuda: 0.4%
99,900		Hiscox Ltd.	548,332
			548,332
		Brazil: 1.4%
12,400		Petroleo Brasileiro SA ADR	1,194,120
41,675		Tele Norte Leste Participacoes SA ADR	871,841
			2,065,961
		Canada: 1.8%
27,500		Bell Aliant Regional Communications Income Fund	799,465
46,434		Crescent Point Energy Trust	1,100,541
24,821		Fording Canadian Coal Trust	844,701
			2,744,707
		China: 4.3%
294,560		Angang New Steel Co., Ltd.	917,012
702,000		Anhui Expressway Co., Ltd.	551,046
716,000		China Construction Bank	691,492
516,000		China Petroleum & Chemical Corp.	785,944
712,000		Huaneng Power International, Inc.	761,947
917,000		Industrial & Commercial Bank of China	733,018
346,000		PetroChina Co., Ltd.	665,019
800,000		Shanghai Forte Land Co.	499,637
800,000		Sinopec Shanghai Petrochemical Co., Ltd.	499,765
361,000		Weiqiao Textile Co.	531,544
			6,636,424
		Denmark: 0.7%
26,200		Danske Bank A/S	1,047,379
			1,047,379
		Finland: 1.9%
6,700		Kesko OYJ	392,675
19,600		Orion OYJ	463,688
15,500		Sanoma-WSOY OYJ	442,115
23,600		Tietoenator OYJ	506,055
50,000		UPM-Kymmene OYJ	1,055,730
			2,860,263
		France: 5.1%
10,700		BNP Paribas	1,206,082
29,000		France Telecom SA	1,099,011
3,700		Lafarge SA	586,343
10,000		Sanofi-Aventis	953,674
7,000		Societe Generale	1,078,243
21,300		Total SA	1,722,509
25,500		Vivendi	1,169,352
			7,815,214
		Germany: 3.0%
5,100		Allianz AG	1,053,837
37,500		Deutsche Post AG	1,273,528

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		Germany (continued)
54,300		Deutsche Telekom AG	$1,202,204
5,600		Muenchener Rueckversicherungs AG	1,021,571
			4,551,140
		Hong Kong: 6.5%
258,500		BOC Hong Kong Holdings Ltd.	679,918
43,000		China Mobile Ltd.	786,277
104,000		Citic Pacific Ltd.	588,959
391,000		CNOOC Ltd.	721,108
1,116,000		Denway Motors Ltd.	733,274
36,800		Hang Seng Bank Ltd.	703,875
24,500		Hong Kong Exchanges and Clearing Ltd.	748,604
128,500		HongKong Electric Holdings	671,875
26,777	@	Industrial & Commerical Bank of China (Asia) Ltd.	4,643
241,000		Industrial and Commercial Bank of China Asia Ltd.	567,841
758,500		Kingboard Laminates Holdings Ltd.	559,312
267,000		NWS Holdings Ltd.	935,089
304,000		Pacific Basin Shipping Ltd.	628,351
38,000		Sun Hung Kai Properties Ltd.	790,408
1,230,000		TPV Technology Ltd.	779,675
			9,899,209
		Hungary: 0.6%
172,309		Magyar Telekom Telecommunications PLC	900,106
			900,106
		Ireland: 1.3%
70,400		Bank of Ireland - London Exchange	1,117,103
121,000		Independent News & Media	387,320
28,900		Irish Life & Permanent PLC	557,446
			2,061,869
		Israel: 0.6%
186,700		Bank Hapoalim BM	928,628
			928,628
		Italy: 7.7%
47,400		Arnoldo Mondadori Editore S.p.A.	396,181
24,300		Autostrada Torino-Milano S.p.A.	566,942
42,000		Banche Popolari Unite Scpa	1,196,641
47,500	@	Banco Popolare Scarl	1,068,001
94,000		Enel S.p.A.	1,125,458
46,100		ENI S.p.A.	1,650,082
12,200		Fondiaria-Sai S.p.A.	533,555
35,700		Italcementi S.p.A. RNC	536,419
68,700		Milano Assicurazioni S.p.A.	504,898
12,200		Pirelli & C Real Estate S.p.A.	505,297
31,000		Societa Iniziative Autostradali e Servizi S.p.A.	454,218
441,300		Telecom Italia S.p.A. RNC	1,103,240
257,800		Terna S.p.A	1,010,212
135,000		UniCredito Italiano S.p.A.	1,147,245
			11,798,389
		Japan: 0.5%
66,200		Nissan Motor Co., Ltd.	759,037
			759,037
		Malaysia: 1.9%
450,600		Berjaya Sports Toto BHD	669,169
105,500		Digi.com BHD	809,099
202,100		Malayan Banking BHD	684,752
223,700		Public Bank BHD	692,970
			2,855,990
		Netherlands: 2.5%
8,600		Koninklijke DSM NV	427,828
41,800		Royal Dutch Shell PLC - Class B	1,680,349
46,700		Unilever NV	1,654,196
			3,762,373
		New Zealand: 0.4%
69,000		Fletcher Building Ltd.	622,108
			622,108
		Philippines: 1.4%
445,600		Bank of the Philippine Islands	657,250
20,530		Globe Telecom, Inc.	735,013
10,230		Philippine Long Distance Telephone Co.	741,654
			2,133,917
		Singapore: 2.5%
505,000		ComfortDelgro Corp., Ltd.	667,492
43,000		DBS Group Holdings Ltd.	598,219
800,000		Singapore Post Ltd.	602,978
226,000		Singapore Press Holdings Ltd.	708,873
245,000		Singapore Telecommunications Ltd.	655,970
314,000		StarHub Ltd.	651,614
			3,885,146
		South Korea: 3.7%
35,730		Daegu Bank	564,493
18,970		Daishin Securities Co., Ltd.	633,460
7,541		Kookmin Bank	545,409
14,330		Korea Electric Power Corp.	603,543

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
41,250		Korea Exchange Bank	$648,487
13,100		KT Corp.	694,233
8,560		KT&G Corp.	715,473
7,541		S-Oil Corp.	703,737
21,720		Woori Investment & Securities Co., Ltd.	570,591
			5,679,426
		Spain: 2.2%
45,000		Banco Bilbao Vizcaya Argentaria SA	1,119,005
40,800		Gestevision Telecinco SA	1,101,422
35,200		Telefonica SA	1,179,205
			3,399,632
		Sweden: 3.6%
11,000		Axfood AB	418,699
15,000		Holmen AB	577,812
66,000		Nordea Bank AB	1,108,941
30,800		Svenska Cellulosa AB - B Shares	549,440
34,000		Swedbank AB	1,095,956
281,000		Telefonaktiebolaget LM Ericsson	686,490
117,500		TeliaSonera AB	1,122,833
			5,560,171
		Switzerland: 0.0%
3,737	@	Paris Re Holdings Ltd.	81,186
			81,186
		Taiwan: 5.3%
351,000		Acer, Inc.	746,264
426,000		China Steel Corp.	566,529
575,000		Compal Electronics, Inc.	669,195
167,000		Delta Electronics, Inc.	576,358
523,000		Far EasTone Telecommunications Co., Ltd.	681,136
40,000		High Tech Computer Corp.	748,132
419,000		Lite-On Technology Corp.	731,692
232,000		Nan Ya Plastics Corp.	606,481
142,000		Novatek Microelectronics Corp., Ltd.	565,745
269,000		Taiwan Chi Cheng Enterprise Co., Ltd.	363,536
328,000		Taiwan Semiconductor Manufacturing Co., Ltd.	621,883
200,000		U-Ming Marine Transport Corp.	535,615
353,000		Wistron Corp.	613,024
			8,025,590
		Thailand: 0.8%
237,000		Advanced Info Service PCL	649,031
237,000		Thai Oil PCL	604,609
			1,253,640
		Turkey: 0.6%
36,057		Tupras Turkiye Petrol Rafine	936,842
			936,842
		United Kingdom: 18.3%
24,000		AstraZeneca PLC	1,138,174
71,000		Aviva PLC	994,760
102,000		Barclays PLC	1,178,973
19,000		Bellway PLC	378,928
142,200		BP PLC	1,724,433
38,000		Bradford & Bingle PLC	234,959
83,400		Brit Insurance Holdings PLC	439,878
26,900		British American Tobacco PLC	1,044,769
169,100		BT Group PLC	996,121
81,100		Cattles PLC	503,268
52,100		Davis Service Group PLC	566,170
48,200		Diageo PLC	1,087,798
44,900		GlaxoSmithKline PLC	1,186,337
63,000		HBOS PLC	1,032,907
243,952		Henderson Group PLC	728,208
36,000		HSBC Holdings PLC	617,848
19,800		Imperial Tobacco Group PLC	1,023,827
511,400		ITV PLC	899,959
394,400		Legal & General Group PLC	1,051,360
101,000		Lloyds TSB Group PLC	1,028,528
26,000		Marks & Spencer Group PLC	311,747
30,000		Persimmon PLC	491,937
69,600		Rexam PLC	696,193
127,000		Royal Bank of Scotland Group PLC	1,199,162
68,700		Scottish & Newcastle PLC	1,053,525
34,500		Scottish & Southern Energy PLC	1,127,544
27,300		Severn Trent PLC	878,986
160,000		Tate & Lyle PLC	1,481,803
110,400		Tesco PLC	1,087,629
99,000	@	TUI Travel PLC	559,216
74,400		United Utilities PLC	1,146,514
			27,891,461
		United States: 4.4%
13,700		Altria Group, Inc.	1,062,572
18,800		Bank of America Corp.	867,244
21,600		Dow Chemical Co.	905,904

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited) (continued)

Shares				Value
		United States (continued)
19,184		Kinder Morgan Energy Partners LP		$970,519
38,400		Pfizer, Inc.		912,384
7,591		Southern Copper Corp.		839,944
19,200		UST, Inc.		1,111,680
				6,670,247
		Total Common Stock
		(Cost $145,994,434)		142,835,369
REAL ESTATE INVESTMENT TRUSTS: 2.4%
		Australia: 1.2%
584,781		Centro Retail Trust		733,240
370,684		Macquarie CountryWide Trust		643,956
378,017		Valad Property Group		536,120
				1,913,316
		Belgium: 0.3%
2,200		Cofinimmo		421,566
				421,566
		Netherlands: 0.5%
4,500		Corio NV		381,945
3,200		Wereldhave NV		352,577
				734,522
		Singapore: 0.4%
660,000	@	Ascendas India Trust		660,912
				660,912
		Total Real Estate Investment Trusts
		(Cost $3,978,793)		3,730,316
PREFERRED STOCK: 0.7%
		Italy: 0.3%
138,200		Unipol S.p.A.		490,817
				490,817
		South Korea: 0.4%
1,429		Samsung Electronics Co., Ltd.		627,276
				627,276
		Total Preferred Stock
		(Cost $1,109,540)		1,118,093
WARRANTS: 1.0%
		India: 1.0%
97,244	@	Hindustan Petroleum Corp., Ltd.		669,039
26,814	@	Oil & Natural Gas Corp., Ltd.		790,450
		Total Warrants
		(Cost $1,378,125)		1,459,489
		Total Investments in Securities
		(Cost $ 152,460,892)*	97.7%	$149,143,267
		Other Assets and Liabilities - Net	2.3	3,484,901
		Net Assets	100.0%	$152,628,168

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $152,476,065.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,098,141
		Gross Unrealized Depreciation		(8,430,939)
		Net Unrealized Depreciation		$(3,332,798)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

970	Morgan Stanley	Australia S&P/ASX 200 Index	12/05/07	6,536.4299	AUD	$138,028	$(84,899)
2,750	Morgan Stanley	Dow Jones Euro Stoxx 50	12/05/07	4,407.5880	EUR	377,292	(201,588)
760	ABN AMRO	FTSE 100 Index	12/05/07	6,398.2800	GBP	280,630	(140,449)
1,000	Goldman Sachs	Hong Kong Hang Seng Index	12/05/07	28,721.5296	HKD	162,976	(63,421)
11,440,000	ABN AMRO	Korea KOSPI 200 Index	12/05/07	255.6603	KRW	113,963	(6,228)
8,300	Goldman Sachs	Taiwan TAIEX Index	12/05/07	9,114.5661	TWD	63,483	(2,972)
						$1,136,372	$(499,557)

Total Premiums Received:			$1,136,372
Total Liabilities for Call Options Written:			$499,557

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Agriculture	3.3%
Apparel	0.4
Auto Manufacturers	1.0
Banks	19.9
Beverages	1.4
Building Materials	1.1
Chemicals	2.1
Coal	0.6
Commercial Services	1.4
Computers	3.1
Diversified	0.8
Diversified Financial Services	3.8
Electric	3.5
Electrical Components & Equipment	0.4
Electronics	0.4
Entertainment	0.4
Food	3.7
Forest Products & Paper	1.4
Holding Companies - Diversified	1.0
Home Builders	0.6
Insurance	4.4
Iron/Steel	1.4
Leisure Time	0.4
Machinery - Diversified	0.3
Media	3.8
Mining	1.0
Miscellaneous Manufacturing	0.7
Office Property	0.7
Oil & Gas	9.8
Packaging & Containers	0.5
Pharmaceuticals	3.5
Pipelines	0.6
Real Estate	1.2
Retail	0.2
Semiconductors	1.2
Shopping Centers	0.9
Telecommunications	12.2
Textiles	0.3
Transportation	3.0
Water	1.3
Other Assets and Liabilities - Net	2.3
Net Assets	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2008